SHORT-TERM BORROWINGS - THIRD PARTIES (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 08, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM BORROWINGS-THIRD PARTIES
Borrowings from banks (i)		$ 601,165	$ 226,772
Borrowings from related parties (ii)		199,570
Other short-term financing arrangements (iii) (note 4)		1,784
Shortterm borrowings		$ 802,519	$ 226,772
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Loans repaid		$ 460,948	$ 272,897	$ 9,844
Intangible assets		116,500	$ 116,360
Aggregated financing amount		189,657
Repayment of short term debt		$ 187,836
Interest rate on short-term borrowings		4.32%	3.90%
Total line of credit		$ 916,748	$ 279,300
Unused portion		241,918	14,119
Short term debt | Restricted cash
SHORT-TERM BORROWINGS-THIRD PARTIES
Collateral amount		368,382	0
Asset Pledged as Collateral | Intellectual Property [Member]
SHORT-TERM BORROWINGS-THIRD PARTIES
Intangible assets		0
Third parties
SHORT-TERM BORROWINGS-THIRD PARTIES
Shortterm borrowings		602,949	226,772
Third parties | Loans payable
SHORT-TERM BORROWINGS-THIRD PARTIES
Principal amount of debt		644,914	481,176
Loans repaid		$ 273,112	$ 272,897
Third parties | Loans payable | Minimum
SHORT-TERM BORROWINGS-THIRD PARTIES
Variable interest rate		0.30%	0.10%
Third parties | Loans payable | Maximum
SHORT-TERM BORROWINGS-THIRD PARTIES
Variable interest rate		3.50%	0.25%
Related parties
SHORT-TERM BORROWINGS-THIRD PARTIES
Shortterm borrowings		$ 199,570
Related parties | Loans payable
SHORT-TERM BORROWINGS-THIRD PARTIES
Principal amount of debt		$ 198,475
Interest rate		6.00%